Note 22 - Segment information (Detail) - Balance Sheet Information: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets	$ 150,957,005	$ 126,782,509
Non-current assets	53,457,567	63,413,721
Total assets	204,414,572	190,196,230
Current liabilities	(25,803,691)	(24,379,295)
Non-current liabilities	(3,440,329)	(3,340,914)
Total liabilities	(29,244,020)	(27,720,209)
Net assets	175,170,552	162,476,021
China VAS, Mobile Game & PC Game [Member]
Current assets	43,066,055	23,372,886
Non-current assets	1,961,265	1,804,891
Total assets	45,027,320	25,177,777
Current liabilities	(7,023,863)	(9,976,507)
Non-current liabilities	(240,176)	(278,215)
Total liabilities	(7,264,039)	(10,254,722)
Net assets	37,763,281	14,923,055
Indonesia Digital Media [Member]
Current assets	5,227,247	7,099,104
Non-current assets	7,393,486	7,039,599
Total assets	12,620,733	14,138,703
Current liabilities	(3,326,332)	(3,194,028)
Non-current liabilities	(1,602,210)	(1,718,332)
Total liabilities	(4,928,542)	(4,912,360)
Net assets	7,692,191	9,226,343
Media Content Unit [Member]
Current assets	12,536,720	12,645,710
Non-current assets	14,468,275	13,945,773
Total assets	27,004,995	26,591,483
Current liabilities	(12,715,073)	(9,958,059)
Non-current liabilities	(1,597,943)	(1,344,367)
Total liabilities	(14,313,016)	(11,302,426)
Net assets	12,691,979	15,289,057
Investment [Member]
Current assets	90,126,983	83,664,809
Non-current assets	29,634,541	40,623,458
Total assets	119,761,524	124,288,267
Current liabilities	(2,738,423)	(1,250,701)
Total liabilities	(2,738,423)	(1,250,701)
Net assets	$ 117,023,101	$ 123,037,566